Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 9 months ended Sep. 30, 2017 - USD ($) $ in Thousands	Total	Ordinary Shares	Additional Paid-in Capital	Other Undenominated Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Balance (in shares) at Dec. 31, 2016	54,530,843	54,530,843
Balance at Dec. 31, 2016	$ 945,174	$ 4,692	$ 438,126	$ 809	$ (86,300)	$ 587,847
Comprehensive income:
Net income	210,380					210,380
Currency translation adjustment	27,274				27,274
Currency impact of long term funding	12,925				12,925
Tax on currency impact of long term funding	335				335
Unrealized capital gain - investments	18				18
Amortization of interest rate hedge	(696)				(696)
Total comprehensive income	250,236				39,856	210,380
Exercise of share options (in shares)		321,685
Exercise of share options	7,782	$ 21	7,761
Issue of restricted share units (in shares)		667,808
Issue of restricted share units	43	$ 43
Share issuance costs	(13)		(13)
Non-cash stock compensation expense	25,847		25,847
Share repurchase program	(108,106)	$ (87)		87		(108,106)
Share repurchase program (in shares)		(1,368,136)
Share repurchase costs	$ (86)					(86)
Balance (in shares) at Sep. 30, 2017	54,152,200	54,152,200
Balance at Sep. 30, 2017	$ 1,127,554	$ 4,669	$ 471,721	$ 896	$ (46,444)	696,712
Comprehensive income:
Cumulative effect adjustment from adoption of ASU 2016-09	$ 6,677					$ 6,677